Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,727,438.66

Principal:
Principal Collections	$14,907,511.59
Prepayments in Full	$10,108,128.13
Liquidation Proceeds	$276,990.85
Recoveries	$64,391.21
Sub Total	$25,357,021.78
Collections	$27,084,460.44

Purchase Amounts:
Purchase Amounts Related to Principal	$403,548.71
Purchase Amounts Related to Interest	$2,195.83
Sub Total	$405,744.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,490,204.98

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,490,204.98
Servicing Fee	$406,409.80	$406,409.80	$0.00	$0.00	$27,083,795.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,083,795.18
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,083,795.18
Interest - Class A-3 Notes	$126,303.17	$126,303.17	$0.00	$0.00	$26,957,492.01
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$26,883,816.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,883,816.34
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$26,847,315.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,847,315.84
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$26,818,374.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,818,374.84
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$26,778,471.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,778,471.34
Regular Principal Payment	$24,707,616.66	$24,707,616.66	$0.00	$0.00	$2,070,854.68
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,070,854.68
Residual Released to Depositor	$0.00	$2,070,854.68	$0.00	$0.00	$0.00
Total		$27,490,204.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,707,616.66
Total					$24,707,616.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,707,616.66	$60.80	$126,303.17	$0.31	$24,833,919.83	$61.11
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$24,707,616.66	$18.41	$305,323.84	$0.23	$25,012,940.50	$18.64

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,901,419.10	0.6542850	$241,193,802.44	0.5934887
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$474,311,419.10	0.3534863	$449,603,802.44	0.3350726

Pool Information
Weighted Average APR	4.284%	4.281%
Weighted Average Remaining Term	36.03	35.20
Number of Receivables Outstanding	32,313	31,422
Pool Balance	$487,691,764.03	$461,836,811.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$474,861,086.80	$449,765,645.85
Pool Factor	0.3604144	0.3413070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,927,552.17
Yield Supplement Overcollateralization Amount	$12,071,165.35
Targeted Overcollateralization Amount	$12,233,008.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,233,008.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		93	$158,773.55
(Recoveries)		82	$64,391.21
Net Losses for Current Collection Period			$94,382.34
Cumulative Net Losses Last Collection Period			$5,133,740.08
Cumulative Net Losses for all Collection Periods			$5,228,122.42

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.29%	338	$5,963,990.80
61-90 Days Delinquent	0.17%	40	$803,505.14
91-120 Days Delinquent	0.05%	10	$215,031.09
Over 120 Days Delinquent	0.15%	37	$712,528.99
Total Delinquent Receivables	1.67%	425	$7,695,056.02

Repossession Inventory:
Repossessed in the Current Collection Period		16	$274,605.03
Total Repossessed Inventory		18	$354,579.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6845%
Preceding Collection Period			0.0247%
Current Collection Period			0.2386%
Three Month Average			0.3159%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2405%
Preceding Collection Period			0.2414%
Current Collection Period			0.2769%
Three Month Average			0.2529%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer